Flight Equipment Held for Operating Lease (Summary Of Lease Incentive Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Summary of lease incentive amortization
2015	$ 19,548
2016	20,684
2017	19,630
2018	14,903
2019	6,851
Thereafter	4,031
Future amortization of lease incentives	$ 85,647